Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 3,935,160	$ 8,469,123
Accounts receivable trade, net of allowance for doubtful accounts of $334,400 and $39,536, respectively	1,010,475	28,206
Inventory	647,745	0
Prepaids and other current assets	649,739	322,535
Assets related to discontinued operations	32,367,217	38,062,981
Total current assets	38,610,336	46,882,845
Property, plant and equipment, net	11,616,053	435,496
Goodwill	11,117,770	0
Intangible assets, net	15,086,038	563,368
Other assets	3,326,938	2,798,077
Assets related to discontinued operations	75,570,645	92,344,963
Assets, Total	155,327,780	143,024,749
Current Liabilities
Accounts payable	2,287,201	595,547
Accrued liabilities	1,090,176	720,423
Notes payable	148,062	116,895
Mortgages payable	3,635,061	0
Unearned revenues	1,121,134	59,362
Liabilities related to discontinued operations	28,165,010	31,397,874
Total current liabilities	36,446,644	32,890,101
Long-term Liabilities
Deferred income taxes	3,774,655	0
Unearned revenues	169,198	282,518
Derivative liabilities	474,463	2,571,367
Acquisition-related contingent consideration	3,130,000	0
Liabilities related to discontinued operations	26,388,976	14,260,869
Total long-term liabilities	33,937,292	17,114,754
Redeemable Securities
Convertible Redeemable Series E Preferred Stock; 10,582,011 shares designated, liquidation value $1.00 per share; issued and outstanding 6,662,748 and 10,582,011 shares, at December 31, 2011 and December 31, 2010, respectively	4,811,326	6,532,275
Temporary Equity, Carrying Amount, Total	4,811,326	6,532,275
Shareholders' Equity
Preferred stock; authorized, 20,000,000 shares Series B convertible redeemable preferred stock liquidation value, 1 share of common stock, $.01 par value; 825,000 shares designated; issued and outstanding, 10,000 shares at December 31, 2011 and December 31, 2010	100	100
Common stock, $.001 par value, authorized 500,000,000 shares; issued and outstanding, 109,329,587 and 64,221,130 shares, at December 31, 2011 and December 31, 2010, respectively	109,330	63,813
Additional paid-in capital	200,858,638	141,137,522
Accumulated deficit	(143,094,854)	(95,320,620)
Accumulated other comprehensive income	4,152,343	2,779,066
Total NeoStem, Inc. shareholders' equity	62,025,557	48,659,881
Noncontrolling interests	18,106,961	37,827,738
Total equity	80,132,518	86,487,619
Liabilities and Equity, Total	$ 155,327,780	$ 143,024,749